Period	Collection	Accrual	Distribution
From	01-Oct-17	16-Oct-17	15-Nov-17
To	31-Oct-17	15-Nov-17
Days	30

Description of Collateral

On the Distribution Date, the Series 2016-A balances were:

Notes		$1,600,000,000.00
	A1	850,000,000.00
	A2	750,000,000.00
Principal Amount of Debt		1,600,000,000.00
Required Overcollateralization		$375,360,000.00
Required Overcollateralization Increase - MPR < 35%		$0.00
Required Overcollateralization Increase - MPR < 30%		$0.00
Incremental Overcollateralization Amount		$0.00
Series Nominal Liquidation Amount		1,975,360,000.00

Required Participation Amount		$1,975,360,000.00
Excess Receivables		$770,510,863.91

Total Collateral		2,745,870,863.91

Collateral as Percent of Notes		171.62%

NMOTR Trust Pool Activity

During the past Collection Period, the following activity occurred:

NMOTR Total Pool
Beginning Gross Principal Pool Balance	$5,679,146,428.75
Total Principal Collections	($2,261,267,366.81)
Investment in New Receivables	$2,333,699,118.16
Receivables Added for Additional Accounts	$739,468,660.41
Repurchases	$0.00
Principal Default Amounts	$0.00
Principal Reallocation	$0.00
New Series Issued During Collection Period	$0.00
Less Net CMA Offset	($779,652,272.96)
Less Servicing Adjustment	($5,068,739.50)

Ending Balance	$5,706,325,828.05

SAP for Next Period	48.12%

Average Receivable Balance	$5,345,919,872.30
Monthly Payment Rate	42.30%

Interest Collections

During the past collection period, the following activity occurred:

NMOTR Total Pool
Total Interest Collections	$17,435,348.80
Principal Reallocations	0.00
Recoveries on Receivables Written Off	0.00

Total Available	$17,435,348.80

Exhibit 99.3

Series Allocation Percentage at Month-End	48.12%
Floating Allocation Percentage at Month-End	82.25%

Expected Final Payment Date	Accumulation Period	Early Redemption Period
6/17/2019	12/1/2018	No

Accumulation Account
Beginning	—
Payout	—
Additions	—

Ending Balance	—

Distributions to Investors
A1 Days	30
A1 LIBOR	1.238890%
A1 Applicable Margin	0.640000%

	1.878890%
A2 Days	30
A2 Fixed Rate	1.54%

	Actual	Per $1000
Interest A1	1,330,880.42	1.57
Principal A1	—	—

		1.57
			1.72%

	Actual	Per $1000
Interest A2	962,500.00	1.28
Principal A2	—	—

		1.28
Total Due Investors	2,293,380.42
Servicing Fee	1,646,098.33

Excess Cash Flow	2,961,172.66

Reserve Account
Required Balance	$8,000,000.00
Current Balance	$8,000,000.00

Deficit/(Excess)	$—

‘Status Trigger’
	Threshold	Actual
Status Percentage	10.2%	0.70%
Pass / Fail	PASS